Lease liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 2,589,044	$ 1,232,712
Interest	576,553	156,939
Present value of minimum lease payments	2,012,490	1,075,773
Current portion of lease liabilities	514,709	576,232
Non-current portion of lease liabilities	1,497,781	499,541
2021
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	641,932	641,448
Interest	127,223	65,216
Present value of minimum lease payments	514,709	576,232
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	1,041,904	458,146
Interest	320,369	84,257
Present value of minimum lease payments	721,534	373,889
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	905,208	133,118
Interest	128,961	7,466
Present value of minimum lease payments	$ 776,247	$ 125,652